TrueShares Structured Outcome (December) ETF
Schedule of Investments
as of March 31, 2024 (Unaudited)

PURCHASED OPTIONS - 13.3%(a)(b)	Notional Amount	Contracts	Value
Call Options - 13.3%			$–
SPDR S&P 500 ETF, Expiration: 11/29/2024; Exercise Price: $456.40	$36,614,900	700	$6,083,287
TOTAL PURCHASED OPTIONS (Cost $2,880,647)			$6,083,287

SHORT-TERM INVESTMENTS - 87.5%
Money Market Funds - 0.6%		Shares
First American Treasury Obligations Fund - Class X, 5.22%(c)		259,772	259,772
U.S. Treasury Bills - 86.9%		Par
5.07%, 11/29/2024(d)		$41,079,000	39,735,430
TOTAL SHORT-TERM INVESTMENTS (Cost $39,999,824)			39,995,202

TOTAL INVESTMENTS - 100.8% (Cost $42,880,471)			$46,078,489
Liabilities in Excess of Other Assets - (0.8)%			(350,139)
TOTAL NET ASSETS - 100.0%			$45,728,350

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	The rate shown represents the 7-day effective yield as of March 31, 2024.
(d)	The rate shown is the effective yield as of March 31, 2024.

TrueShares Structured Outcome (December) ETF
Schedule of Options Written
as of March 31, 2024 (Unaudited)

OPTIONS WRITTEN - (0.7)% (a)(b)	Notional Amount	Contracts	Value
Put Options - (0.7)%
SPDR S&P 500 ETF, Expiration: 11/29/2024; Exercise Price: $410.76	$52,307,000	1,000	$327,260
TOTAL OPTIONS WRITTEN (Premiums received $1,056,434)			$327,260

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

TrueShares Structured Outcome (December) ETF
	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$6,083,287	$–	$6,083,287
Money Market Funds	259,772	–	–	259,772
U.S. Treasury Bills	–	39,735,430	–	39,735,430
Total Assets	$259,772	$45,818,717	$–	$46,078,489

Liabilities:
Options Written	$–	$327,260	$–	$327,260
Total Liabilities	$–	$327,260	$–	$327,260

Refer to the Schedule of Investments for industry classifications.